Warrants (Details) (USD $)				12 Months Ended		3 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Five-Year Warrants [Member] Working Capital Note [Member]	Dec. 31, 2012 Ten-Year Warrants [Member] Working Capital Note [Member]	Mar. 31, 2013 2011 Warrants [Member]		Dec. 31, 2012 2011 Warrants [Member]		Dec. 31, 2011 2011 Warrants [Member]		Oct. 02, 2012 2012 Warrants [Member]	Mar. 31, 2013 2012 Warrants [Member]		Dec. 31, 2012 2012 Warrants [Member]		Dec. 31, 2012 Equity classified warrants [Member]	Mar. 31, 2013 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Mar. 31, 2013 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Mar. 31, 2013 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Mar. 31, 2013 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Mar. 31, 2013 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2012 Liability classified warrants [Member]	Mar. 31, 2013 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] Condition 1 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Condition 2 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Condition 3 [Member]	Mar. 31, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Apr. 06, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Mar. 31, 2013 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Apr. 06, 2013 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Mar. 31, 2013 Liability classified warrants [Member] 2011 Warrants [Member]	Mar. 31, 2012 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Mar. 04, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member] Five-Year Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member] Ten-Year Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member] Two-Year Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Shares Exercisable (in shares)	80,080,702	80,250,702	1,064,616	569,392	1,138,785												18,514	18,514	18,514	389	389	389	7,068	7,068	7,068	6,449	6,449	6,449	4,608	4,608	4,608	80,232,188	80,062,188	1,046,102				27,218,851	27,388,851			1,046,102	[1]	52,843,337	52,843,337	57,438,408	0			27,388,851		1,046,102		16,672,145	33,344,293	1,118,722
Exercise price (in dollars per share)																				$ 23.20	$ 23.20		$ 28.80	$ 28.80		$ 234.40	$ 234.40		$ 263.90	$ 263.90								$ 1.10 [2]	$ 1.10	[1]		$ 28.8		$ 0.75 [3]	$ 0.75					$ 1.10		$ 28.80
Expiration																				September 2015 through December 2016	September 2015 through December 2016		March 2016	March 2016		August 2013 through December 2016	August 2013 through December 2016		October 2015 through September 2019	October 2015 through September 2019								March 2016	March 2016	[1]				October 2014 through October 2022	October 2014 through October 2022
Fair value of warrants grants (in dollars per share)																	$ 14.9
Closing price per share of common stock (in dollars per share)	$ 0.03	$ 0.04				$ 0.03		$ 0.04					$ 0.03		$ 0.04		$ 27.4																					$ 1.10			$ 1.01									$ 0.05			$ 0.04
Volatility rate (in hundredths)																	64.96%
Expected term																	5 years
Risk free interest rate (in hundredths)						0.10%		0.30%		0.70%		0.20%	0.10%		0.30%		2.00%
Dividend yield (in hundredths)						0.00%		0.00%		0.00%		0.00%	0.00%		0.00%		0.00%
Number of holders with whom entity executed exchange agreement																																																		2
Warrants expiration period				5 years	10 years																																																	5 years	10 years	2 years
Number of days to determine volatility																																30 days
Number of days used to determine volatility by taking arithmetic average																																			10 days	30 days	50 days
Non-operating income													$ 100,000																																			$ 300,000	$ 500,000	$ 100,000	$ 14,400,000		$ 1,300,000
Warrants fair value								2,400,000							3,800,000
Fair value [Abstract]
Calculated aggregate value						2,117,000		2,378,000		2,511,000		4,944,000	3,921,000		3,800,000
Exercise price per share of warrant (in dollars per share)						$ 1.10	[2]	$ 1.10		$ 28.80	[4]	$ 0.75	$ 0.75	[3]	$ 0.75
Closing price per share of common stock (in dollars per share)	$ 0.03	$ 0.04				$ 0.03		$ 0.04					$ 0.03		$ 0.04		$ 27.4																					$ 1.10			$ 1.01									$ 0.05			$ 0.04
Equity volatility (in hundredths)						115.00%		115.00%		93.80%		115.00%	115.00%		115.00%
Asset volatility (in hundredths)						90.00%		90.00%				90.00%	90.00%		90.00%
Probability of Fundamental Transaction (in hundredths)						100.00%		100.00%		100.00%		100.00%	100.00%		100.00%
Weighted average risk-free interest rate (in hundredths)						0.10%		0.30%		0.70%		0.20%	0.10%		0.30%		2.00%
Dividend yield (in hundredths)						0.00%		0.00%		0.00%		0.00%	0.00%		0.00%		0.00%
Net cash settlement value [Abstract]
Calculated aggregate value						$ 17,952,000	[5]	$ 16,525,000	[6]				$ 37,757,000	[7]	$ 39,900,000	[6]
Exercise price per share of warrant (in dollars per share)						$ 1.10	[2]	$ 1.10	[4]				$ 0.75	[3]	$ 0.75
Closing price per share of common stock (in dollars per share)						$ 0.75		$ 0.99					$ 0.73	[8]	$ 0.99	[9]
Equity volatility (in hundredths)						191.60%	[10]	100.00%	[11]				191.60%	[12]	76.00%	[13]
Expected term (years)						2 years 10 months 24 days							7 years 8 months 12 days		4 years 2 months 12 days
Weighted average risk-free interest rate (in hundredths)						0.40%		0.40%					1.50%		0.60%
Dividend yield (in hundredths)						0.00%		0.00%					0.00%		0.00%
Period of volume weighted average price used to calculate net cash settlement value															5 days

[1]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
[2]	Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants.
[3]	On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and increased the number of warrants.
[4]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10
[5]	Represents the net cash settlement value of the warrant as of March 31, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
[6]	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[7]	Represents the net cash settlement value of the warrant as of March 31, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
[8]	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of March 31, 2013.
[9]	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
[10]	Represents the volatility assumption used to calculate the net cash settlement value as of March 31, 2013 based on the terms of the warrant agreement.
[11]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the 2011 warrant agreement.
[12]	Represents the volatility assumption used to calculate the net cash settlement value as of March 31, 2013, defined in the 2012 Warrant Agreement.
[13]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012.